TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of trade and other accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Abstract]
Trade accounts receivable	$ 1,185,792	$ 952,625
Other accounts receivable	277,845	135,459
Total trade and other accounts receivable	1,463,637	1,088,084
Less: Expected credit loss	(64,778)	(67,232)
Total net trade and accounts receivable	1,398,859	1,020,852
Less: non-current portion – accounts receivable	(12,949)	(12,743)
Trade and other accounts receivable	$ 1,385,910	$ 1,008,109